SMA Relationship Trust	Prospectus Supplement

SMA Relationship Trust
Prospectus Supplement

June 28, 2013

Dear Investor,

The purpose of this supplement is to update the Prospectus with respect to the Series G series of shares (the “Fund”) of SMA Relationship Trust dated April 30, 2013, as follows:

Effective June 30, 2013, Vincent Willyard will no longer serve as a portfolio manager for the Fund.  The remaining portfolio manager of the Fund, Stephan Maikkula, will assume Mr. Willyard’s portfolio management responsibilities for the Fund.

Therefore, all references to Mr. Willyard in the Prospectus are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-627

SMA Relationship Trust	SAI Supplement

SMA Relationship Trust
Supplement to the Statement of Additional Information

June 28, 2013

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) with respect to the Series G series of shares (the “Fund”) of SMA Relationship Trust dated April 30, 2013, as follows:

Effective June 30, 2013, Vincent Willyard will no longer serve as a portfolio manager for the Fund.  The remaining portfolio manager of the Fund, Stephan Maikkula, will assume Mr. Willyard’s portfolio management responsibilities for the Fund.

Therefore, all references to Mr. Willyard in the SAI are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-628